EARNINGS (LOSS) PER SHARE - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (17,867)	$ 1,262	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 4,153	$ (13,714)	$ (11,230)
Less: Net income (loss) attributable to DMSH prior to the Business Combination	0									(1,345)
Less: Net income (loss) attributable to non-controlling interests subsequent to the Business Combination	(7,481)									(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (10,386)									$ 7,351
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000	32,294,000							32,294,000	32,335,000
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000									32,335,000
Basic and diluted (usd per share)	$ (0.32)									$ 0.23